Note 7 - Leases	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Lessee, Operating and Financing Leases [Text Block]

Note 7.  Leases

Operating Leases

Avalon leases golf carts and associated GPS equipment, machinery and equipment for the landfill operations, furniture and office copiers under operating leases. Our operating leases have remaining lease terms ranging from less than 1 year to 5.0 years. The weighted average remaining lease term on operating leases was approximately 3.9 years and 4.0 years at December 31, 2025 and 2024, respectively.

During 2025, the Company entered into new operating lease agreements for a shuttle bus and golf carts. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.4 million. During 2024, the Company entered into new operating lease agreements for a golf carts and equipment. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.7 million.

Leased property and associated obligations under operating leases at December 31, 2025 and 2024 consists of the following (in thousands):

	2025	2024
Operating lease right-of-use assets	$1,379	$1,383

Current portion of obligations under operating leases	$362	$365
Long-term portion of obligations under operating leases	1,017	1,018
Total obligations under operating leases	$1,379	$1,383

The weighted average discount rate on operating leases was 7.0% at December 31, 2025 and 6.6% at December 31, 2024.

Finance Leases

In November 2003, Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay $15,000 in annual rent and make leasehold improvements of $150,000 per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of $150,000 will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options. At December 31, 2025 there were approximately 27.8 years remaining on the golf course and related facilities finance lease. The net asset value of finance leases, excluding leasehold improvements was $1.6 million and $0.8 million at December 31, 2025 and 2024, respectively.

In addition, the Company also entered into lease agreements for vehicles, golf course maintenance and restaurant equipment which were determined to be finance leases. At December 31, 2025, the vehicles, golf course maintenance and restaurant equipment have remaining lease terms ranging from less than one year to 5.0 years. The weighted average remaining lease term on the vehicles and equipment leases was approximately 3.8 years at both December 31, 2025 and 2024.

Leased property and associated obligations under finance leases at December 31, 2025 and 2024 consist of the following (in thousands):

	2025	2024
Leased property under finance leases	$14,433	$13,554
Less accumulated amortization	(8,166)	(7,907)
Leased property under finace leases, net	$6,267	$5,647

Current portion of obligations under finance leases	$384	$201
Long-term portion of obligations under finance leases	1,248	707
Total obligations under finance leases	$1,632	$908

The weighted average discount rate on finance leases was 6.7% at December 31, 2025 and 7.8% at December 31, 2024.

For the years ended December 31, 2025 and 2024, components of lease expense were as follows (in thousands):

	2025	2024
Operating lease cost:
Rental expense	$572	$627

Finance lease cost:
Depreciation expense	$573	$535
Interest expense	90	43
Total finance lease cost	$663	$578

For the twelve months ending December 31, future commitments under long-term, operating and finance leases are as follows (in thousands):

	Finance	Operating	Total
2026	$481	$448	$929
2027	431	434	865
2028	394	329	723
2029	305	269	574
2030	95	104	199
Thereafter	329	-	329
Total lease payments	2,035	1,584	3,619
Less imputed interest	403	205	608
Total	1,632	1,379	3,011
Less current portion of obligations under leases	384	362	746
Long-term portion of obligations under leases	$1,248	$1,017	$2,265